Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 2,587,437	$ 3,613,564	$ 2,774,024
ICMS in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	2,025,223	2,672,785	2,154,158
PIS and COFINS Taxes in Brazil [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	442,734	827,589	474,826
Taxes on Sales in Peru [Member]
Other Cash Flows From Used In Operating Activities [Line Items]
Payment for other taxes	$ 86,768	$ 85,089	$ 81,694